Investment properties (Details 3) - Level 3 [Member] ₪ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Jun. 30, 2018 ARS ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2017 ARS ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ILS (₪)
Rental Property [Member] | Israel | Offices [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis	[1]	$ (1,556.0)			$ (1,040.0)
Decreases in sensitivity analysis	[1]	$ 1,864.0			1,193.0
Rental Property [Member] | Israel | Offices [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		7.00%	7.00%	7.00%
Rental Property [Member] | Israel | Offices [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		9.00%	9.00%	9.00%
Rental Property [Member] | Israel | Offices [Member] | Discounted Cash Flows [Member] | Weighted Average Rental Value [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter) | ₪				₪ 63
Increases in sensitivity analysis | ₪	[1]			3,037			₪ 1,772
Decreases in sensitivity analysis | ₪	[1]			₪ (3,037)			(1,772)
Rental Property [Member] | Israel | Commercial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis	[1]	$ (1,322.0)			(759.0)
Decreases in sensitivity analysis	[1]	$ 1,457.0			853.0
Rental Property [Member] | Israel | Commercial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		7.00%	7.00%	7.00%
Rental Property [Member] | Israel | Commercial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		9.00%	9.00%	9.00%
Rental Property [Member] | Israel | Commercial Use [Member] | Discounted Cash Flows [Member] | Weighted Average Rental Value [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter) | ₪				₪ 87
Increases in sensitivity analysis | ₪	[1]			1,640			1,003
Decreases in sensitivity analysis | ₪	[1]			₪ (1,640)			(1,003)
Rental Property [Member] | Israel | Industrial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis	[1]	$ (477.0)			(316.0)
Decreases in sensitivity analysis	[1]	$ 538.0			377.0
Rental Property [Member] | Israel | Industrial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		7.75%	7.75%	7.75%
Rental Property [Member] | Israel | Industrial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		9.00%	9.00%	9.00%
Rental Property [Member] | Israel | Industrial Use [Member] | Discounted Cash Flows [Member] | Weighted Average Rental Value [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter) | ₪				₪ 31
Increases in sensitivity analysis | ₪	[1]			996			599
Decreases in sensitivity analysis | ₪	[1]			₪ (996)			₪ (599)
Rental Property [Member] | UNITED STATES | HSBC Building (Offices) [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		6.25%	6.25%	6.25%
Increases in sensitivity analysis	[1]	$ (1,212.0)			(715.0)
Decreases in sensitivity analysis	[1]	$ 1,269.0			765.0
Rental Property [Member] | UNITED STATES | HSBC Building (Offices) [Member] | Discounted Cash Flows [Member] | Weighted Average Rental Value [Member] | US Dollar [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)			$ 73
Increases in sensitivity analysis	[1]		2,654			$ 1,497
Decreases in sensitivity analysis	[1]		$ (2,654)			(1,497)
Rental Property [Member] | UNITED STATES | Las Vegas Project (Offices And Commercial Use) [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		8.50%	8.50%	8.50%
Increases in sensitivity analysis	[1]	$ (134.0)			(86.0)
Decreases in sensitivity analysis	[1]	$ 141.0			91.0
Rental Property [Member] | UNITED STATES | Las Vegas Project (Offices And Commercial Use) [Member] | Discounted Cash Flows [Member] | Weighted Average Rental Value [Member] | US Dollar [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)			$ 33
Increases in sensitivity analysis	[1]		301			200
Decreases in sensitivity analysis	[1]		$ (301)			$ (200)
Shopping Malls [Member] | Operations Center in Argentina [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		9.79%	9.79%	9.79%
Increases in sensitivity analysis	[1]	$ (5,046.0)			(3,948.0)
Decreases in sensitivity analysis	[1]	$ 6,796.0			5,445.0
Shopping Malls [Member] | Operations Center in Argentina [Member] | Discounted Cash Flows [Member] | Growth Rate [Member]
Disclosure of detailed information about investment property [line items]
Growth rate		3.00%	3.00%	3.00%
Increases in sensitivity analysis	[1]	$ 3,104.0			2,464.0
Decreases in sensitivity analysis	[1]	(2,307.0)			(1,794.0)
Shopping Malls [Member] | Operations Center in Argentina [Member] | Discounted Cash Flows [Member] | Inflation [Member]
Disclosure of detailed information about investment property [line items]
Inflation	[2]
Increases in sensitivity analysis	[1]	4,035.0			2,684.0
Decreases in sensitivity analysis	[1]	(3,643.0)			(2,425.0)
Shopping Malls [Member] | Operations Center in Argentina [Member] | Discounted Cash Flows [Member] | Devaluation [Member]
Disclosure of detailed information about investment property [line items]
Devaluation rate	[2]
Increases in sensitivity analysis	[1]	(6,554.0)			(4,703.0)
Decreases in sensitivity analysis	[1]	9,831.0			7,054.0
Plot Of Land [Member] | Operations Center in Argentina [Member] | Comparable With Incidence Adjustment [Member] | Weighted Average Rental Value [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		9.2
Increases in sensitivity analysis	[1]	64.0			18.0
Decreases in sensitivity analysis	[1]	$ 65.0			(52.0)
Plot Of Land [Member] | Operations Center in Argentina [Member] | Comparable With Incidence Adjustment [Member] | % of incidence [Member]
Disclosure of detailed information about investment property [line items]
Percentage of incidence		3.00%	3.00%	3.00%
Increases in sensitivity analysis	[1]	$ 2,165.0			1,168.0
Decreases in sensitivity analysis	[1]	(2,167.0)			(1,202.0)
Properties Under Development [Member] | Israel | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis	[1]	(377.0)			(437.0)
Decreases in sensitivity analysis	[1]	377.0			437.0
Properties Under Development [Member] | Israel | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average construction cost (per square meter) | ₪				₪ 5,787
Increases in sensitivity analysis	[1]
Decreases in sensitivity analysis	[1]
Properties Under Development [Member] | Israel | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member] | Bottom Of Range [Member]
Disclosure of detailed information about investment property [line items]
Annual weighted average discount rate		7.00%	7.00%	7.00%
Properties Under Development [Member] | Israel | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member] | Top Of Range [Member]
Disclosure of detailed information about investment property [line items]
Annual weighted average discount rate		9.00%	9.00%	9.00%

[1]	Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation, 20% for the devaluation, 50 points for the discount rate of Israel and USA, and 1% for the value of the m2.
[2]	For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 19.51 (corresponding to the year ended June 30, 2018) and arriving at Ps 49.05. In the long term, a nominal devaluation rate of 5.6% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 25.0% (corresponding to the year ended June 30, 2018) and stabilizes at 8% after 10 years. These premises were determined at the closing date of the fiscal year.